SHARE CAPITAL (Narrative) (Details)	0 Months Ended			1 Months Ended	12 Months Ended
	Aug. 24, 2011 USD ($)	Aug. 11, 2011 USD ($)	Aug. 09, 2011 USD ($)	Mar. 22, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2007	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Nov. 30, 2007	May 14, 2007 ILS
SHARE CAPITAL [Abstract]
Reverse stock split ratio								5.88235
Ordinary shares, par value per share									0.0588235	0.0588235		0.01
Ordinary shares, shares authorized					52,000,000	52,000,000
Shares issued to settle liabilities						300,000
Shares issued to settle liabilities, value						$ 51,000
Granted	385,000	300,000	150,000
Fair value	18,000	36,000	6,000
Exercise price	$ 0.20	$ 0.00	$ 0.11
Expiration period			5 years		10 years
Vested					230,000	155,000
Risk free interest rate						0.76%
Dividend yield						0.00%
Expected volatility factor						176.54%
Expected term						4 years 7 months 21 days
Options exercised, total intrinsic value					0	1,000	1,000
Stock price					$ 0.14	$ 0.10	$ 0.14
Unrecognized share-based compensation expense					3,000
Warrant fair value					124,000	143,000	147,000
Issuance of common stock in exchange for cash, shares				1,538,461
Proceeds from issuance of private placement				$ 200,000
Issuance of warrants to purchase ordinary shares				553,846	1,384,456	1,081,871	1,759,988				159,375
Exercise price of warrant issued				0.15	0.00	0.00	0.00				0.40
Warrant term				5 years